CERTIFICATION OF
                STRONG INSTITUTIONAL FUNDS, INC.
               on behalf of the following series:
                 Strong Institutional Bond Fund


STRONG INSTITUTIONAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.  Reference is made to the Strong Institutional Bond Fund's
    Prospectus and Statement of Additional Information each dated May 1, 1998 filed by the Registrant pursuant to Post-Effective
    Amendment No. 6 (File No. 33-61545; 811-7335), which was filed with the Securities and Exchange Commission on April 29, 1998
    (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Institutional Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG INSTITUTIONAL FUNDS, INC.


                              /s/ John S. Weitzer
                              By   John S. Weitzer
                              Title:    Vice President



Dated: May 4, 1998